CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2019 USD ($) variable_interest_entity	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	40
Estimated residual values of leased property (un-guaranteed)	$ 331,929	$ 180,080
Variable Interest Entities With Assets Accounted for as Direct Financing Leases
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	24
Carrying value of vessels	$ 588,700
Unearned lease income	258,100
Estimated residual values of leased property (un-guaranteed)	$ 333,300
Number Of Variable Interest Entities Related To Outstanding Loan Balances | variable_interest_entity	18
Number Of Variable Interest Entities Related To Finance Lease Liabilities | variable_interest_entity	2
Outstanding loan balance	$ 183,200
Outstanding loan balance, current portion	9,300
VIE oustanding lease obligations	263,600
VIE oustanding lease obligations, short term	$ 12,400
Variable Interest Entities With Assets Accounted for as Operating Lease Assets
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	13
Carrying value of vessels	$ 266,100
Outstanding loan balance	123,300
Outstanding loan balance, current portion	$ 13,900
Variable Interest Entities Accounted for as Vessels under Capital Lease
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	3
Carrying value of vessels	$ 295,300
VIE oustanding lease obligations	250,900
VIE oustanding lease obligations, short term	$ 19,100